Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Discount Rate [Member] | % Change (+) in Assumption [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 6,246,875	$ 5,877,653
Amount Change in Liability	$ (594,798)	$ (562,142)
Percentage of Change in Liability	(8.69%)	(8.73%)
Discount Rate [Member] | % Change (-) in Assumption [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 7,540,239	$ 7,098,037
Amount Change in Liability	$ 698,566	$ 658,242
Percentage of Change in Liability	10.21%	10.22%
Salary Increase Rate [Member] | % Change (+) in Assumption [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 7,303,544	$ 6,832,393
Amount Change in Liability	$ 461,871	$ 392,599
Percentage of Change in Liability	6.75%	6.10%
Salary Increase Rate [Member] | % Change (-) in Assumption [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 6,442,685	$ 6,098,352
Amount Change in Liability	$ (398,988)	$ (341,443)
Percentage of Change in Liability	(5.83%)	(5.30%)
Turnover Rate [Member] | % Change (+) in Assumption [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 6,515,632	$ 6,131,013
Amount Change in Liability	$ (326,041)	$ (308,782)
Percentage of Change in Liability	(4.77%)	(4.79%)
Turnover Rate [Member] | % Change (-) in Assumption [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 6,990,881	$ 6,576,958
Amount Change in Liability	$ 149,208	$ 137,163
Percentage of Change in Liability	218.00%	2.13%
Life Expectancy [Member] | % Change (+) in Assumption [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 6,860,711	$ 6,458,065
Amount Change in Liability	$ 19,038	$ 18,207
Percentage of Change in Liability	0.28%	0.28%
Life Expectancy [Member] | % Change (-) in Assumption [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 6,822,778	$ 6,421,657
Amount Change in Liability	$ (18,895)	$ (18,137)
Percentage of Change in Liability	(0.28%)	(0.28%)